Impairment charges and reversals - Summary of impairment charges and reversals (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge net of reversals	$ (796)	$ (249)	$ (2,791)
Pre-tax impairment charge net of reversals	(796)	(249)	(2,791)
Total impairment charge net of reversals in the financial information by business unit	(796)	(249)	(2,791)
Taxation (including related to EAUs)	141	66	(57)
Non-controlling interests	174		1,046
Total impairment in the income statement	(481)	(183)	(1,802)
Impairment charges, Tax	141
Impairment charges, Non-controlling interests	174
Impairment charge net of reversals, net amount	(481)
Goodwill [Member]
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge net of reversals			(116)
Intangible assets [Member]
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge net of reversals	(357)	(1)	(1,833)
Property, plant and equipment [member]
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge net of reversals	(435)	(248)	(652)
Other assets and liabilities [member]
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge net of reversals	(4)		(190)
Energy & Minerals [Member] | Roughrider [member]
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge net of reversals	(357)		(229)
Impairment charges, Tax	100
Impairment charge net of reversals, net amount	(257)
Energy & Minerals [Member] | Rossing [member]
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge net of reversals	(267)
Impairment charges, Tax	7
Impairment charges, Non-controlling interests	83
Impairment charge net of reversals, net amount	(177)
Energy & Minerals [Member] | Simandou [member]
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge net of reversals			(2,039)
Impairment charges, Non-controlling interests	91
Impairment charge net of reversals, net amount	91
Energy & Minerals [Member] | Energy Resources of Australia [member]
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge net of reversals			(260)
Copper & Diamonds [member] | Argyle Diamond Mine [member]
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge net of reversals	(172)	(241)
Impairment charges, Tax	34
Impairment charge net of reversals, net amount	$ (138)
Copper & Diamonds [member] | Molybdenum Autoclave Process [member]
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge net of reversals			(17)
Aluminium [Member] | Other aluminium businesses [member]
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge net of reversals			(179)
Other operations [Member]
Disclosure Of Impairment Loss Recognised Or Reversed [Line Items]
Pre-tax impairment charge net of reversals		$ (8)	$ (67)